Loan Receivables and Crypto Asset Collateral Payable to Customers and Related Party - Schedule of Customer Collateral (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Customer Collateral [Line Items]
Customer collateral, Fair value	$ 1,157,712,657	$ 782,796,571
USDT [Member]
Schedule of Customer Collateral [Line Items]
Customer collateral, Units (in Shares)	334,658	317,912
Customer collateral, Fair value	$ 334,270	$ 317,244
Bitcoin - Customer [Member]
Schedule of Customer Collateral [Line Items]
Customer collateral, Units (in Shares)	5,359	8,514
Customer collateral, Fair value	$ 470,582,222	$ 782,479,327
Bitcoin - Related party [Member]
Schedule of Customer Collateral [Line Items]
Customer collateral, Units (in Shares)	7,511
Customer collateral, Fair value	$ 659,615,535
ETH [Member]
Schedule of Customer Collateral [Line Items]
Customer collateral, Units (in Shares)	9,115
Customer collateral, Fair value	$ 27,180,630